BANK DEBT (Warrants Held by Bank) (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Jun. 30, 2009	Jun. 29, 2009
Ordinary shares [Member]
Class of Warrant or Right [Line Items]
Cashless exercise of warrants (in shares)	322,937	322,937
Ordinary B shares [Member]
Class of Warrant or Right [Line Items]
Cashless exercise of warrants (in shares)	40,368	40,368
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of common shares callable under warrant agreement			1,107,212	941,177
Exercise price of warrants			$ 8.5	$ 10.0
Expiration dates of warrants			Jun. 30, 2014
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of common shares callable under warrant agreement			294,118	166,035
Exercise price of warrants			$ 11.9	$ 10.0
Expiration dates of warrants			Jun. 30, 2014